Loss Per Share (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024	Feb. 28, 2023	Oct. 12, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercisable, number	76,988	81,849
Common stock, shares, outstanding	1,345,932	936,430	83,371	780,423
Potentially dilutive securities			$ 0
Series E Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted	316
Common stock issued conversion	3,207
Common stock, shares, outstanding				3,069
Series H Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted	33,000
Common stock issued conversion	33,000
Series I Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted	30,178
Common stock issued conversion	30,178
Share-Based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercisable, number	79,560	85,300
Common stock, shares, outstanding		1,047,300
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding		486,165
Preferred Stock [Member] | Series E Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted		316
Common stock issued conversion		3,155
Preferred Stock [Member] | Series G Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted		100,000
Common stock issued conversion		100,000
Preferred Stock [Member] | Series H Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted		150,000
Common stock issued conversion		150,000
Preferred Stock [Member] | Series I Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of stock, shares converted		222,680
Common stock issued conversion		222,680